Operating costs and non-underlying items - Analysis of expenses recognized in Profit or loss by function (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of expenses recognized in profit or loss by function [Line Items]
Turnover	€ 52,444	€ 50,724	€ 51,980
Cost of sales	(30,259)	(28,684)	(29,102)
Gross profit	22,185	22,040	22,878
Selling and administrative expenses	(12,549)	(12,673)	(12,931)
Non-underlying items within operating profit before tax	(934)	(1,064)	(1,239)
Operating profit	8,702	8,303	8,708
Patent costs	27	27	27
Cost of sales
Analysis of expenses recognized in profit or loss by function [Line Items]
Distribution costs	(3,313)	(3,104)	(3,089)
Production costs	(3,678)	(3,696)	(3,701)
Raw and packaging materials and goods purchased for resale	(21,799)	(20,400)	(20,769)
Other	(1,469)	(1,484)	(1,543)
Selling and administrative expenses
Analysis of expenses recognized in profit or loss by function [Line Items]
Brand and marketing investment	(6,873)	(7,091)	(7,272)
Overheads	(5,676)	(5,582)	(5,659)
Research and development	€ (847)	€ (800)	€ (840)